Variable Interest Entities (Exelon, PHI, and ACE)	12 Months Ended
Dec. 31, 2021
Variable Interest Entity [Abstract]
Variable Interest Entity Disclosure	Variable Interest Entities (PHI and ACE)At December 31, 2021 and 2020, ACE consolidated one VIE for which ACE was the primary beneficiary. As of December 31, 2021 and 2020, PHI's and ACE's consolidated VIE consists of:

Consolidated VIEs:	Reason entity is a VIE:	Reason ACE is the primary beneficiary:
ACE Funding - A special purpose entity formed by ACE for the purpose of securitizing authorized portions of ACE’s recoverable stranded costs through the issuance and sale of Transition Bonds. Proceeds from the sale of each series of Transition Bonds by ATF were transferred to ACE in exchange for the transfer by ACE to ATF of the right to collect a non-bypassable Transition Bond Charge from ACE customers pursuant to bondable stranded costs rate orders issued by the NJBPU in an amount sufficient to fund the principal and interest payments on Transition Bonds and related taxes, expenses, and fees. In the fourth quarter of 2021, the Transition bonds were fully redeemed and ACE remitted its final payment to ATF. Upon redemption of the bonds, ATF no longer meets the definition of a variable interest entity.	ACE’s equity investment is a variable interest as, by design, it absorbs any initial variability of ATF. The bondholders also have a variable interest for the investment made to purchase the Transition Bonds.	ACE controls the servicing activities.
The table below shows the carrying amounts and classification of the consolidated VIE’s assets and liabilities included in PHI's and ACE's consolidated financial statements as of December 31, 2020. PHI and ACE did not have any VIE as of December 31, 2021. The assets can only be used to settle obligations of the VIE. The liabilities are such that creditors, or beneficiaries, do not have recourse to the general credit of ACE.

	December 31, 2020
	PHI(a)	ACE
Restricted cash and cash equivalents	3	3
Other current assets	5	—
Total current assets	8	3
Other noncurrent assets	10	10
Total noncurrent assets	10	10
Total assets(c)	$18	$13

Long-term debt due within one year	$26	$21
Total current liabilities	26	21
Total liabilities(d)	$26	$21
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(a)Includes certain purchase accounting adjustments from the PHI merger not pushed down to ACE